Note 10 - Retirement Savings Plans (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match			100.00%		100.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent			4.00%		4.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 7,021	$ 14,102	$ 21,735	$ 29,596	$ 37,730	$ 32,790